Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Other Accounts Payable and Accrued Expenses

NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2018	2017

Payroll and related accruals	$2,397	$1,787
Accrued expenses - agents’ commissions	84	109
Accrued expenses	731	512
Royalties to IIA	393	406
Provision for loss from sale of subsidiary	159	-
Others	78	-

	$3,842	$2,814